Note 7 - Operating Profit (Loss) - Charges to Operating Profit (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 25, 2018	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Amortization of intangible assets		$ 223	$ 1,167	$ 868	$ 990
Depreciation of property, plant and equipment		214	1,089	898	430
Gain on foreign exchange		0	2,179	33	0
Auditors’ remuneration – audit fees		97	163	161	253
Auditors’ remuneration – audit related services		0	0	0	26
Auditors’ remuneration – tax services		0	12	11	28
Directors’ emoluments		104	676	398	611
Loss/(gain) on disposal of solar development	$ (400)	(38)	(769)	(1,589)	2,615
Land and buildings [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings		0	0	0	548
Vehicles [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings		0	0	0	65
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Operating lease costs – land and buildings		$ 0	$ 0	$ 0	$ 33